Intangible Assets	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [abstract]
Intangible Assets
14. Intangible assets
Below are the changes in the items:

				Amortization
	Cost as of December 31, 2021	Additions	Disposals	Accumulated as of December 31, 2021	Disposals	For the period	Accumulated as of December 31, 2022	Carrying amount as of December 31, 2022

Software licenses	9,150,689	5,577,772	2,882,168	1,990,885	420,149	657,996	2,228,732	9,617,561

Total	9,150,689	5,577,772	2,882,168	1,990,885	420,149	657,996	2,228,732	9,617,561

				Amortization
	Cost as of December 31, 2020	Additions	Disposals	Accumulated as of December 31, 2020	Disposals	For the period	Accumulated as of December 31, 2021	Carrying amount as of December 31, 2021
Software licenses	7,305,848	3,529,654	1,684,813	2,737,022	1,167,372	421,235	1,990,885	7,159,804

Total	7,305,848	3,529,654	1,684,813	2,737,022	1,167,372	421,235	1,990,885	7,159,804